Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001783183
Amendment Flag	false
Entity Registrant Name	Phathom Pharmaceuticals, Inc.
Document Type	DEF 14A